Restricted Cash (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 78	$ 919
Bank deposits pledged as security for issuing letters of credit
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 78	$ 919